CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 2,042,812	$ 2,030,030	$ 6,061,501	$ 6,240,575
Costs and expenses:
Direct costs	1,488,364	1,438,616	4,386,801	4,403,583
Selling, general and administrative	197,049	205,095	600,439	576,903
Depreciation and amortization	98,495	93,029	292,171	391,845
Transaction and integration related	7,020	7,856	19,141	21,667
Restructuring	0	0	82,296	45,789
Goodwill impairment	165,300	0	165,300	0
Total costs and expenses	1,956,228	1,744,596	5,546,148	5,439,787
Income from operations	86,584	285,434	515,353	800,788
Interest income	1,761	2,434	5,617	5,601
Interest expense	(50,243)	(53,303)	(148,003)	(185,808)
Income before income tax expense	38,102	234,565	372,967	620,581
Income tax expense	(35,747)	(37,437)	(33,489)	(89,105)
Net income	$ 2,355	$ 197,128	$ 339,478	$ 531,476
Net income per ordinary share:
Basic (in USD per share)	$ 0.03	$ 2.38	$ 4.29	$ 6.43
Diluted (in USD per share)	$ 0.03	$ 2.36	$ 4.27	$ 6.38
Weighted average number of ordinary shares outstanding:
Basic (in shares)	77,373,534	82,831,300	79,057,239	82,716,842
Diluted (in shares)	78,082,459	83,445,827	79,518,086	83,305,441